Leases (Tables)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Classification of Company's ROU assets and Lease Liabilities

The following table represents the consolidated statements of condition classification of the Company’s ROU assets and lease liabilities. The Company elected not to include short-term leases (i.e., leases with initial terms of twelve months or less), or equipment leases (deemed immaterial) on the consolidated statements of condition.

Lease Right-of-Use Assets	Classification on Consolidated Statement of Condition	June 30, 2019
Operating lease right-of-use assets	Other Assets	$2,044

Lease Liabilities	Classification on Consolidated Statement of Condition	June 30, 2019
Operating lease liabilities	Accrued interest payable and other liabilities	$2,114

Weighted Average Remaining Lease Term and Discount Rate for Operating Leases

June 30, 2019
Weighted-average remaining lease term for operating leases	7.45 Years
Weighted-average discount rate for operating leases	6.00%

Summary of Future Minimum Payments for Operating Leases

Future minimum payments for operating leases with initial or remaining terms of one year or more as of June 30, 2019 were as follows:

Operating Leases
June 30, 2019—June 30, 2020	$388
July 1, 2020—June 30, 2021	371
July 1, 2021—June 30, 2022	355
July 1, 2022—June 30, 2023	355
July 1, 2023—June 30, 2024	341
Afterward	839

Total future minimum lease payments	2,649
Amounts representing Interest	(535)

Present value of net future minimum lease payments	$2,114